Financial instruments and risk management - Contingent consideration, risk management, liquidity risk, market risk and credit risk (Details)		12 Months Ended
	Oct. 05, 2022 $ / shares shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 $ / shares
Minimum | MacKellar [Member]
Concentration Risk [Line Items]
Increase (decrease) in forecasted net income at fair value of earn out liability		$ (7,970,000)
Maximum | MacKellar [Member]
Concentration Risk [Line Items]
Increase (decrease) in forecasted net income at fair value of earn out liability		$ 7,970,000
Customer A | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		27.00%	21.00%
Customer B | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		23.00%	31.00%
Customer C | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		20.00%	24.00%
Customer D | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		9.00%	14.00%
Customer 1 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		22.00%	0.00%
Customer 2 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		16.00%	32.00%
Customer 3 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		13.00%	16.00%
Customer 4 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		9.00%	15.00%
Customer 5 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		2.00%	11.00%
Credit Facility
Concentration Risk [Line Items]
Outstanding balance, long-term debt		$ 317,500,000	$ 180,000,000
Basis on variable rate, adjustment		1.00%
Corresponding change in annual interest expense		$ 3,200,000
Credit Facility | Credit facility | Revolver
Concentration Risk [Line Items]
Unused borrowing availability under the revolving facility		129,300,000	88,000,000
Unused borrowing availability under finance lease obligations		60,100,000	46,600,000
Interest Rate Swap
Concentration Risk [Line Items]
Realized gain		6,612,000	0
Unrealized gain		$ 229,000	$ 778,000
Conversion of stock, shares issued (in shares) | shares	200,678
Common stock par value (in usd per share) | $ / shares	$ 14.38
Conversion of stock, additional shares issued (in shares) | shares	458,400
Common stock, par value of additional shares (in usd per share) | $ / shares	$ 18.94
Common stock, fair value per share (in usd per share) | $ / shares				$ 27.65